UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.6%

Brazil-1.3%
353,100	All America Latina Logistica SA	$1,630,063
110,100	Arcos Dorados Holdings, Inc.-Class A	1,440,108
1,077,700	PDG Realty SA Empreendimentos e Participacoes	1,793,362

		4,863,533

Canada-1.7%
49,709	Canadian Pacific Railway, Ltd.	4,033,885
74,853	Cenovus Energy, Inc.	2,283,765

		6,317,650

China-0.4%
13,591,000	Daqing Dairy Holdings, Ltd. (a)(b)(c)	1,568,678

Hong Kong-2.5%
240,722	Cheung Kong Holdings, Ltd.	3,166,292
240,722	Sun Hung Kai Properties, Ltd.	3,003,321
465,556	Wharf Holdings, Ltd.	2,689,583

		8,859,196

Ireland-0.4%
26,524	Covidien PLC	1,482,161

Israel-1.5%
134,330	Teva Pharmaceutical Industries, Ltd.-ADR	5,492,754

Norway-4.1%
150,386	Golar LNG, Ltd.	5,813,923
229,400	Seadrill, Ltd.	8,898,426

		14,712,349

Singapore-2.0%
192,334	Avago Technologies, Ltd.	7,116,358

Switzerland-2.0%
350,401	Logitech International SA (a)	3,113,519
71,700	Novartis AG-ADR	4,203,054

		7,316,573

United Kingdom-4.0%
155,747	Ensco PLC-Class A	8,461,735
127,804	GlaxoSmithKline PLC-ADR	5,878,984

		14,340,719

United States-76.7%
63,588	Abbott Laboratories	4,216,520
65,160	Aetna, Inc.	2,349,670
14,100	American Eagle Outfitters, Inc.	293,562
63,593	American Tower Corp.-Class A	4,598,410
14,001	Apple, Inc. (a)	8,551,251
67,478	Ashland, Inc.	4,749,776
240,400	Booz Allen Hamilton Holding Corp.	4,190,172
45,517	Caterpillar, Inc.	3,832,987
114,991	CBS Corp.-Class B	3,847,599
35,410	Chevron Corp.	3,880,228
205,844	Citigroup, Inc.	5,584,548

Shares	Security Description	Value

5,600	CME Group, Inc.	$291,816
23,500	CMS Energy Corp.	579,510
73,630	Coach, Inc.	3,632,168
69,248	Colgate-Palmolive Co.	7,434,465
190,141	Comcast Corp.-Class A	6,189,090
128,798	Cooper Tire & Rubber Co.	2,250,101
38,286	Cummins, Inc.	3,671,627
95,988	CVS Caremark Corp.	4,343,457
96,567	Eli Lilly & Co.	4,251,845
6,100	Energizer Holdings, Inc. (a)	474,397
103,387	Exelon Corp.	4,044,499
29,918	Exxon Mobil Corp.	2,598,378
89,664	Family Dollar Stores, Inc.	5,924,997
15,000	FMC Corp.	820,500
109,433	Foot Locker, Inc.	3,613,478
221,452	Freeport-McMoRan Copper & Gold, Inc.	7,456,289
221,213	Healthcare Services Group, Inc.	4,795,898
177,122	Hewlett-Packard Co.	3,230,705
56,314	HollyFrontier Corp.	2,105,580
159,911	Intel Corp.	4,109,713
45,056	International Business Machines Corp.	8,830,075
77,374	ITC Holdings Corp.	5,740,377
84,614	Johnson & Johnson	5,856,981
26,889	Joy Global, Inc.	1,396,615
204,316	JPMorgan Chase & Co.	7,355,376
146,300	KBR, Inc.	3,838,912
299,678	KKR & Co. LP	4,192,495
127,476	Kraft Foods, Inc.-Class A	5,062,072
38,423	Las Vegas Sands Corp.	1,399,366
221,762	LPL Financial Holdings, Inc.	6,213,771
13,554	M&T Bank Corp.	1,163,475
69,880	McDonald’s Corp.	6,244,477
64,361	McKesson Corp.	5,839,474
164,072	Meridian Bioscience, Inc.	2,741,643
138,527	Microchip Technology, Inc.	4,624,031
148,190	Microsoft Corp.	4,367,159
10,684	NIKE, Inc.-Class B	997,351
41,759	Occidental Petroleum Corp.	3,634,286
549,907	Och-Ziff Capital Management Group, LLC-Class A	3,986,826
214,714	Oracle Corp.	6,484,363
52,609	PepsiCo, Inc.	3,826,253
159,749	Pfizer, Inc.	3,840,366
5,000	PNC Financial Services Group, Inc.	295,500
134,859	QUALCOMM, Inc.	8,048,385
231,674	Regal Entertainment Group-Class A	3,201,735
51,572	Snap-On, Inc.	3,495,550
64,079	The Coca-Cola Co.	5,177,583
46,192	The Estee Lauder Cos., Inc.-Class A	2,419,537
29,671	The Procter & Gamble Co.	1,914,966
35,300	Thermo Fisher Scientific, Inc.	1,965,151
22,042	Time Warner Cable, Inc.	1,872,027
113,085	Tronox, Ltd.-Class A	2,620,179
12,580	Union Pacific Corp.	1,542,434
48,951	United Technologies Corp.	3,643,912
99,795	Verizon Communications, Inc.	4,504,746
68,058	Wal-Mart Stores, Inc.	5,065,557
128,504	Walgreen Co.	4,672,405
239,439	Wells Fargo & Co.	8,095,433
51,744	Yum! Brands, Inc.	3,355,081

		277,439,161

	Total Common Stocks (Cost $328,551,709)	349,509,132

Shares	Security Description	Value

Rights-0.0% *

Brazil-0.0% *
365,759	PDG Realty SA Empreendimentos e Participacoes (a)
	Expiration: August, 2012
	Exercise Price: BRL 4.00	$7,139

	Total Rights (Cost $0)	7,139

Principal Amount

Short-Term Investments-6.3%
$23,028,000	State Street Eurodollar Time Deposit, 0.01%	23,028,000

	Total Short-Term Investments (Cost $23,028,000)	23,028,000

	Total Investments (Cost $351,579,709)-102.9% (d)	372,544,271

	Liabilities in Excess of Other Assets-(2.9)%	(10,673,640)

	TOTAL NET ASSETS 100.0%	$361,870,631

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.4% of the Fund’s net assets.
(d) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BRL-Brazilian Real
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.7%

Aerospace & Defense-1.9%
700	Ceradyne, Inc.	$15,400
350	United Technologies Corp.	26,054

		41,454

Beverages-3.8%
525	Anheuser-Busch InBev NV-ADR	41,591
600	PepsiCo, Inc.	43,638

		85,229

Biotechnology-1.3%
350	Amgen, Inc.	28,910

Capital Markets-2.9%
3,000	FXCM, Inc.-Class A	31,500
4,500	Och-Ziff Capital Management Group, LLC-Class A	32,625

		64,125

Chemicals-2.6%
300	Air Products & Chemicals, Inc.	24,129
750	Potash Corp. of Saskatchewan, Inc.	33,120

		57,249

Commercial Banks-4.8%
1,700	Fifth Third Bancorp	23,494
2,000	Financial Institutions, Inc.	34,400
3,500	Huntington Bancshares, Inc.	21,752
470	PNC Financial Services Group, Inc.	27,777

		107,423

Communications Equipment-3.8%
2,475	Cisco Systems, Inc.	39,476
750	QUALCOMM, Inc.	44,760

		84,236

Computers & Peripherals-2.2%
40	Apple, Inc. (a)	24,430
1,400	Hewlett-Packard Co.	25,536

		49,966

Diversified Financial Services-2.4%
1,000	Citigroup, Inc.	27,130
1,200	The NASDAQ OMX Group, Inc.	27,240

		54,370

Energy Equipment & Services-2.5%
470	Bristow Group, Inc.	21,512
470	Schlumberger, Ltd.	33,492

		55,004

Food & Staples Retailing-1.5%
900	Walgreen Co.	32,724

Food Products-3.1%
800	General Mills, Inc.	30,960

Shares	Security Description	Value

500	The J.M. Smucker Co.	$38,400

		69,360

Gas Utilities-3.2%
950	Atmos Energy Corp.	34,058
1,200	UGI Corp.	36,780

		70,838

Health Care Equipment & Supplies-2.9%
500	Becton, Dickinson & Co.	37,855
1,000	Hill-Rom Holdings, Inc.	26,150

		64,005

Health Care Providers & Services-1.5%
950	Aetna, Inc.	34,257

Household Durables-0.4%
5,000	PDG Realty SA Empreendimentos e Participacoes	8,320

Household Products-2.0%
150	Energizer Holdings, Inc. (a)	11,666
500	The Procter & Gamble Co.	32,270

		43,936

Industrial Conglomerates-1.2%
300	3M Co.	27,369

Insurance-1.4%
1,500	Montpelier Re Holdings, Ltd.	30,390

IT Services-3.2%
200	International Business Machines Corp.	39,196
250	Visa, Inc.-Class A	32,268

		71,464

Machinery-3.7%
500	Dover Corp.	27,235
550	Robbins & Myers, Inc.	25,212
430	Snap-On, Inc.	29,145

		81,592

Media-4.9%
1,200	CBS Corp.-Class B	40,152
1,100	Comcast Corp.-Class A	35,805
1,400	SES SA	33,710

		109,667

Metals & Mining-0.8%
1,000	Vale SA-ADR	18,050

Multi-Utilities-3.4%
700	OGE Energy Corp.	37,177
1,300	Xcel Energy, Inc.	38,090

		75,267

Oil, Gas & Consumable Fuels-7.2%
270	Chevron Corp.	29,587
250	ConocoPhillips	13,610
1,400	Crosstex Energy LP	23,002
500	Devon Energy Corp.	29,560
350	Occidental Petroleum Corp.	30,460

Shares	Security Description	Value

1,100	Suncor Energy, Inc.	$33,594

		159,813

Pharmaceuticals-3.8%
700	Abbott Laboratories	46,417
925	Teva Pharmaceutical Industries, Ltd.-ADR	37,823

		84,240

Professional Services-0.9%
900	VSE Corp.	20,664

Real Estate Investment Trusts-3.3%
600	American Tower Corp.	43,386
1,600	Colony Financial, Inc.	29,360

		72,746

Road & Rail-1.4%
1,800	Marten Transport, Ltd.	32,310

Semiconductors & Semiconductor Equipment-5.5%
1,250	Avago Technologies, Ltd.	46,250
1,400	Intel Corp.	35,980
1,250	Linear Technology Corp.	40,312

		122,542

Software-4.4%
1,250	Microsoft Corp.	36,838
1,250	Oracle Corp.	37,750
1,300	Totvs SA	23,980

		98,568

Specialty Retail-1.5%
680	Dick’s Sporting Goods, Inc.	33,402

Textiles, Apparel & Luxury Goods-3.3%
360	NIKE, Inc.-Class B	33,606
270	VF Corp.	40,311

		73,917

	Total Common Stocks (Cost $1,891,796)	2,063,407

Rights-0.0%*

Household Durables-0.0%*
1,844	PDG Realty SA Empreendimentos e Participacoes (a)
	Expiration: August, 2012
	Exercise Price: BRL 4.00	36

	Total Rights (Cost $0)	36

Principal Amount

Short-Term Investments-6.4%
$142,000	State Street Eurodollar Time Deposit, 0.01%	142,000

	Total Short-Term Investments (Cost $142,000)	142,000

	Total Investments (Cost $2,033,796)-99.1% (b)	2,205,443

	Other Assets in Excess of Liabilities-0.9%	19,623

	TOTAL NET ASSETS 100.0%	$2,225,066

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.
ADR-American Depositary Receipt
BRL-Brazilian Real
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-79.7%

Capital Markets-9.6%
20,000	BGC Partners, Inc.-Class A	$99,400
52,033	Cowen Group, Inc.-Class A (a)	130,082
65,259	Direct Markets Holdings Corp. (a)	15,010
18,500	GFI Group, Inc.	58,830
40,000	Gleacher & Co., Inc. (a)	28,000
13,000	JMP Group, Inc.	80,990
4,869	LPL Financial Holdings, Inc.	136,429
2,000	Och-Ziff Capital Management Group, LLC-Class A	14,500
1,705	SWS Group, Inc. (a)	9,770
20,000	The Blackstone Group LP	277,000

		850,011

Commercial Banks-43.2%
45,165	1st United Bancorp, Inc. (a)	267,828
3,000	American River Bankshares (a)	20,280
48,940	Bank of Commerce Holdings	200,654
5,000	Bank of Georgia Holdings PLC	91,719
45,737	Bank of Virginia (a)	37,047
13,428	Barclays PLC	35,369
15,000	California United Bank (a)	168,750
91,069	Carolina Trust Bank (a)	260,002
12,493	Centerstate Banks, Inc.	96,821
36,627	Citizens First Corp. (a)	308,766
7,095	Comerica, Inc.	214,340
4,700	Community National Bank of the Lakeway Area (a)(b)	14,476
4,000	First Business Financial Services, Inc.	87,240
51,432	First California Financial Group, Inc. (a)	345,109
1,000	FirstMerit Corp.	16,200
21,000	Mitsubishi UFJ Financial Group, Inc.	102,413
7,400	National Bank of Greece SA-ADR (a)	11,840
10,200	New Century Bancorp, Inc. (a)	46,920
400	North Valley Bancorp (a)	5,488
7,500	Northeast Bancorp	63,300
2,375	Old Point Financial Corp.	25,175
4,000	Oriental Financial Group, Inc.	41,520
24,642	Pacific Mercantile Bancorp (a)	164,609
18,276	Pacific Premier Bancorp, Inc. (a)	162,839
2,500	Plaza Bank (a)	4,438
75,000	Republic First Bancorp, Inc. (a)	155,250
3,120	Rurban Financial Corp. (a)	22,589
38,750	Southern National Bancorp of Virginia, Inc.	286,362
3,000	Sumitomo Mitsui Financial Group, Inc.	95,539
6,000	Summit State Bank	37,800
152,347	Synovus Financial Corp.	289,459
5,000	The Savannah Bancorp, Inc. (a)	28,750
2,551	Valley Commerce Bancorp (b)	28,061
32,000	VTB Bank OJSC-GDR (c)	104,640
1,974	Yadkin Valley Financial Corp. (a)	5,507

		3,847,100

Consumer Finance-2.2%
591	Ezcorp, Inc.-Class A (a)	13,298
1,000	Green Dot Corp.-Class A (a)	10,440
25,000	Imperial Holdings, Inc. (a)	95,750
9,000	Netspend Holdings, Inc. (a)	79,200

		198,688

Shares	Security Description	Value

Diversified Financial Services-10.6%
7,124	BM&F Bovespa SA	$39,980
1,100	BTG Pactual Participations, Ltd. (a)	16,211
3,325	CME Group, Inc.	173,266
162,000	Dubai Financial Market (a)	43,091
3,115	IntercontinentalExchange, Inc. (a)	408,750
4,000	NYSE Euronext	101,920
7,000	The NASDAQ OMX Group, Inc.	158,900

		942,118

Household Durables-1.9%
71,428	Beazer Homes USA, Inc. (a)	165,713

Industrial Conglomerates-1.6%
7,000	General Electric Co.	145,250

Real Estate Investment Trusts (REITs)-2.1%
20,000	DiamondRock Hospitality Co.	189,200

Thrifts & Mortgage Finance-8.5%
17,105	Alliance Bancorp, Inc. of Pennsylvania	207,313
15,532	Central Federal Corp. (a)	22,366
1,744	Fidelity Bancorp, Inc.	36,380
5,895	First Pactrust Bancorp, Inc.	66,319
40,000	Flagstar Bancorp, Inc. (a)	34,800
8,823	HopFed Bancorp, Inc.	66,172
24,751	Provident Financial Holdings, Inc.	302,952
10,000	Riverview Bancorp, Inc. (a)	14,200

		750,502

	Total Common Stocks (Cost $9,493,950)	7,088,582

Preferred Stocks-0.4%

Commercial Banks-0.4%
13,000	Banco Industrial e Comercial SA	36,795

	Total Preferred Stocks (Cost $92,416)	36,795

Investment Companies-4.2%
13,200	Direxion Daily Financial Bear 3X Shares (a)	291,852
2,000	ProShares UltraShort Financials (a)	85,460

	Total Investment Companies (Cost $431,156)	377,312

Principal Amount

Short-Term Investments-13.2%
$1,171,000	State Street Eurodollar Time Deposit, 0.01%	1,171,000

	Total Short-Term Investments (Cost $1,171,000)	1,171,000

	Total Investments (Cost $11,188,522)-97.5% (d)	8,673,689

	Other Assets in Excess of Liabilities-2.5%	225,292

	TOTAL NET ASSETS 100.0%	$8,898,981

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.2% of the Fund’s net assets.

(d) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
OJSC-Open Joint Stock Company
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Innovators Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-83.5%

Aerospace & Defense-2.0%
10,000	Aerovironment, Inc. (a)	$233,600

Biotechnology-3.1%
12,500	ARIAD Pharmaceuticals, Inc. (a)	239,125
5,000	Myriad Genetics, Inc. (a)	124,250

		363,375

Commercial Banks-1.6%
8,000	SunTrust Banks, Inc.	189,200

Commercial Services & Supplies-1.2%
6,000	Copart, Inc. (a)	142,560

Communications Equipment-0.3%
2,000	Acme Packet, Inc. (a)	31,700

Computers & Peripherals-5.0%
500	Apple, Inc. (a)	305,380
15,000	Cray, Inc. (a)	186,450
5,000	Hewlett-Packard Co.	91,200

		583,030

Diversified Financial Services-1.8%
4,000	CME Group, Inc.	208,440

Electronic Equipment, Instruments & Components-3.3%
11,000	FLIR Systems, Inc.	224,950
12,434	InvenSense, Inc. (a)	160,398

		385,348

Energy Equipment & Services-0.6%
25,000	Electromagnetic GeoServices (a)	56,822
10,833	Polarcus, Ltd. (a)	9,292

		66,114

Health Care Equipment & Supplies-7.3%
10,000	Endologix, Inc. (a)	117,500
1,400	Intuitive Surgical, Inc. (a)	674,100
5,000	MAKO Surgical Corp. (a)	63,700

		855,300

Health Care Providers & Services-8.5%
17,000	Bio-Reference Labs, Inc. (a)	420,750
5,000	HMS Holdings Corp. (a)	172,050
6,000	MEDNAX, Inc. (a)	396,780

		989,580

Health Care Technology-0.8%
3,228	Allscripts Healthcare Solutions, Inc. (a)	29,698
4,000	Quality Systems, Inc.	64,640

		94,338

Household Durables-2.4%
25,000	Zagg, Inc. (a)	277,500

Shares	Security Description	Value

Internet & Catalog Retail-17.1%
40	Amazon.com, Inc. (a)	$9,332
3,000	priceline.com, Inc. (a)	1,985,220

		1,994,552

Internet Software & Services-4.0%
700	Google, Inc.-Class A (a)	443,079
500	Liquidity Services, Inc. (a)	22,860

		465,939

Leisure Equipment & Products-1.0%
1,500	Polaris Industries, Inc.	112,740

Life Sciences Tools & Services-4.9%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)	96,210
11,000	Life Technologies Corp. (a)	482,680

		578,890

Machinery-5.4%
1,000	Chart Industries, Inc. (a)	64,860
12,500	Commercial Vehicle Group, Inc. (a)	96,375
3,900	Flowserve Corp.	467,922

		629,157

Personal Products-0.2%
400	Herbalife, Ltd.	21,956

Pharmaceuticals-1.7%
8,000	The Medicines Co. (a)	200,320

Semiconductors & Semiconductor Equipment-1.8%
6,000	Veeco Instruments, Inc. (a)	214,260

Software-9.5%
16,400	ANSYS, Inc. (a)	983,344
10,000	Callidus Software, Inc. (a)	46,300
20,600	Mitek Systems, Inc. (a)	81,370

		1,111,014

	Total Common Stocks (Cost $7,200,965)	9,748,913

Principal Amount

Short-Term Investments-16.4%
$ 1,918,000	State Street Eurodollar Time Deposit, 0.01%	1,918,000

	Total Short-Term Investments (Cost $1,918,000)	1,918,000

	Total Investments (Cost $9,118,965)-99.9% (b)	11,666,913

	Other Assets in Excess of Liabilities-0.1%	10,268

	TOTAL NET ASSETS 100.0%	$11,677,181

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.

Alpine Transformations Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.1%

Aerospace & Defense-3.5%
10,000	Aerovironment, Inc. (a)	$233,600

Auto Components-0.8%
5,000	Amerigon, Inc. (a)	56,250

Chemicals-4.5%
2,500	Ashland, Inc.	175,975
13,000	Flotek Industries, Inc. (a)	127,010

		302,985

Commercial Banks-1.0%
1,991	Wells Fargo & Co.	67,316

Computers & Peripherals-6.3%
400	Apple, Inc. (a)	244,304
14,758	Cray, Inc. (a)	183,442

		427,746

Diversified Financial Services-1.1%
10,000	Bank of America Corp.	73,400

Electronic Equipment, Instruments & Components-0.9%
5,000	Corning, Inc.	57,050

Energy Equipment & Services-6.5%
2,000	CARBO Ceramics, Inc.	128,360
25,000	Electromagnetic GeoServices (a)	56,822
8,000	ION Geophysical Corp. (a)	53,200
2,000	National Oilwell Varco, Inc.	144,600
10,833	Polarcus, Ltd. (a)	9,292
1,000	Transocean, Ltd.	46,830

		439,104

Health Care Equipment & Supplies-10.1%
2,000	Edwards Lifesciences Corp. (a)	202,400
1,000	Intuitive Surgical, Inc. (a)	481,500

		683,900

Health Care Technology-0.1%
728	Allscripts Healthcare Solutions, Inc. (a)	6,698

Hotels, Restaurants & Leisure-2.7%
4,000	Starbucks Corp.	181,120

Household Durables-8.5%
5,000	Garmin, Ltd.	193,050
3,200	Helen of Troy, Ltd. (a)	97,472
4,000	Tempur-Pedic International, Inc. (a)	113,960
15,000	Zagg, Inc. (a)	166,500

		570,982

Industrial Conglomerates-3.2%
10,300	General Electric Co.	213,725

Internet & Catalog Retail-7.8%
800	priceline.com, Inc. (a)	529,392

Shares	Security Description	Value

Internet Software & Services-2.2%
200	Google, Inc.-Class A (a)	$126,594
500	Liquidity Services, Inc. (a)	22,860

		149,454

Leisure Equipment & Products-2.2%
2,000	Polaris Industries, Inc.	150,320

Machinery-14.5%
2,000	Chart Industries, Inc. (a)	129,720
12,500	Commercial Vehicle Group, Inc. (a)	96,375
2,400	Cummins, Inc.	230,160
7,000	Manitex International, Inc. (a)	57,960
8,000	Navistar International Corp. (a)	196,800
3,000	Snap-On, Inc.	203,340
10,000	Wabash National Corp. (a)	67,800

		982,155

Metals & Mining-0.8%
1,500	Walter Energy, Inc.	51,450

Multi-Utilities-1.6%
10,000	Just Energy Group, Inc.	110,684

Multiline Retail-1.0%
1,400	Dollar Tree, Inc. (a)	70,476

Oil, Gas & Consumable Fuels-2.3%
372	Apache Corp.	32,037
15,000	Kodiak Oil & Gas Corp. (a)	125,250

		157,287

Real Estate Investment Trusts (REITs)-0.4%
1,102	Walter Investment Management Corp.	24,927

Software-9.1%
15,000	Callidus Software, Inc. (a)	69,450
20,600	Mitek Systems, Inc. (a)	81,370
5,000	Nuance Communications, Inc. (a)	101,750
5,000	Oracle Corp.	151,000
4,000	SolarWinds, Inc. (a)	213,560

		617,130

	Total Common Stocks (Cost $5,442,128)	6,157,151

Principal Amount

Short-Term Investments-9.0%
$608,000	State Street Eurodollar Time Deposit, 0.01%	608,000

	Total Short-Term Investments (Cost $608,000)	608,000

	Total Investments (Cost $6,050,128)-100.1% (b)	6,765,151

	Liabilities in Excess of Other Assets-(0.1)%	(3,578)

	TOTAL NET ASSETS 100.0%	$6,761,573

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.

Alpine Foundation Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-71.4%

Aerospace & Defense-0.6%
5,000	The Boeing Co.	$369,550

Auto Components-3.2%
30,500	Autoliv, Inc.	1,725,385
20,000	Cooper Tire & Rubber Co.	349,400

		2,074,785

Beverages-0.6%
5,000	Anheuser-Busch InBev NV-ADR	396,100

Capital Markets-1.6%
25,900	State Street Corp.	1,045,842

Chemicals-4.6%
15,000	Ashland, Inc.	1,055,850
20,000	E.I. duPont de Nemours & Co.	994,000
12,000	Eastman Chemical Co.	627,360
10,000	The Dow Chemical Co.	287,800

		2,965,010

Commercial Banks-3.9%
5,000	PNC Financial Services Group, Inc.	295,500
8,262	Southside Bancshares, Inc.	172,345
35,000	Sun Bancorp, Inc. (a)	102,900
7,293	Susquehanna Bancshares, Inc.	77,743
34,728	Valley National Bancorp	322,971
10,000	Washington Trust Bancorp, Inc.	248,200
44,501	Webster Financial Corp.	913,161
10,432	Wells Fargo & Co.	352,706

		2,485,526

Computers & Peripherals-2.3%
2,000	Apple, Inc. (a)	1,221,520
14,000	Hewlett-Packard Co.	255,360

		1,476,880

Diversified Financial Services-5.2%
63,041	Bank of America Corp.	462,721
14,367	Citigroup, Inc.	389,777
13,000	CME Group, Inc.	677,430
45,600	JPMorgan Chase & Co.	1,641,600
15,406	Medallion Financial Corp.	170,698

		3,342,226

Diversified Telecommunication Services-0.7%
66,185	TeliaSonera AB	438,434

Electric Utilities-1.9%
10,000	First Energy Corp.	502,200
10,400	The Southern Co.	500,760
7,900	Unitil Corp.	209,824

		1,212,784

Electrical Equipment-2.3%
33,750	AMETEK, Inc.	1,046,250

Shares	Security Description	Value

8,700	Preformed Line Products Co.	$470,931

		1,517,181

Electronic Equipment, Instruments & Components-0.3%
20,000	Corning, Inc.	228,200

Food & Staples Retailing-2.2%
15,000	CVS Caremark Corp.	678,750
20,000	Walgreen Co.	727,200

		1,405,950

Food Products-0.9%
10,000	H.J. Heinz Co.	552,100

Health Care Equipment & Supplies-1.0%
8,600	Becton, Dickinson & Co.	651,106

Health Care Providers & Services-0.6%
4,000	McKesson Corp.	362,920

Hotels, Restaurants & Leisure-0.8%
10,000	Darden Restaurants, Inc.	511,800

Household Durables-1.3%
28,000	Lennar Corp.-Class A	817,880

Household Products-0.7%
4,000	Colgate-Palmolive Co.	429,440

Industrial Conglomerates-2.8%
2,500	3M Co.	228,075
74,600	General Electric Co.	1,547,950

		1,776,025

Insurance-0.6%
5,000	The Chubb Corp.	363,450

IT Services-3.5%
5,000	Accenture PLC-Class A	301,500
10,000	International Business Machines Corp.	1,959,800

		2,261,300

Machinery-1.5%
5,000	Caterpillar, Inc.	421,050
9,000	Joy Global, Inc.	467,460
10,000	Wabash National Corp. (a)	67,800

		956,310

Media-1.1%
7,692	CBS Corp.-Class B	257,374
20,000	Cinemark Holdings, Inc.	467,600

		724,974

Multi-Utilities-1.2%
8,500	CMS Energy Corp.	209,610
50,000	Just Energy Group, Inc.	553,423

		763,033

Multiline Retail-0.6%
10,000	Macy’s, Inc.	358,400

Shares	Security Description	Value

Oil, Gas & Consumable Fuels-4.0%
9,000	Cenovus Energy, Inc.	$274,590
51,500	CONSOL Energy, Inc.	1,492,470
20,000	Penn Virginia Corp.	134,000
17,547	World Fuel Services Corp.	710,478

		2,611,538

Pharmaceuticals-4.8%
7,000	Abbott Laboratories	464,170
10,000	Eli Lilly & Co.	440,300
27,000	Johnson & Johnson	1,868,940
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	327,120

		3,100,530

Real Estate Investment Trusts-12.7%
10,000	American Capital Agency Corp.	351,400
13,000	Boston Properties, Inc.	1,441,700
100,000	CBL & Associates Properties, Inc.	1,973,000
13,804	DDR Corp.	207,612
5,669	ProLogis, Inc.	183,279
23,823	Simon Property Group, Inc.	3,823,353
20,000	Two Harbors Investment Corp.	229,400

		8,209,744

Road & Rail-1.1%
10,000	Norfolk Southern Corp.	740,500

Textiles, Apparel & Luxury Goods-1.5%
5,000	PVH Corp.	397,150
4,000	VF Corp.	597,200

		994,350

Thrifts & Mortgage Finance-0.4%
21,500	New York Community Bancorp, Inc.	279,070

Trading Companies & Distributors-0.9%
3,000	WW Grainger, Inc.	614,490

	Total Common Stocks (Cost $42,013,558)	46,037,428

Principal Amount

Bonds -22.8%

U.S. Treasury Bonds-22.8%
$6,000,000	6.000%, 02/15/2026	8,944,686
4,000,000	5.250%, 11/15/2028	5,736,248

		14,680,934

	Total Bonds (Cost $11,919,846)	14,680,934

Short-Term Investments-6.3%
4,060,000	State Street Eurodollar Time Deposit, 0.01%	4,060,000

	Total Short-Term Investments (Cost $4,060,000)	4,060,000

	Total Investments (Cost $57,993,404)-100.5%	64,778,362

	Liabilities in Excess of Other Assets-(0.5)%	(310,209)

	TOTAL NET ASSETS 100.0%	$64,468,153

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company

Alpine Series Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of July 31, 2012, the Dynamic Dividend Fund held a security that is fair valued, which comprised 0.4% of the Fund’s net assets.

The Funds’ have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Alpine Series Trust

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	Valuation Inputs

Dynamic Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Brazil	$4,863,533	$—	$—	$4,863,533
Canada	6,317,650	—	—	6,317,650
China	—	—	1,568,678	1,568,678
Hong Kong	8,859,196	—	—	8,859,196
Ireland	1,482,161	—	—	1,482,161
Israel	5,492,754	—	—	5,492,754
Norway	14,712,349	—	—	14,712,349
Singapore	7,116,358	—	—	7,116,358
Switzerland	7,316,573	—	—	7,316,573
United Kingdom	14,340,719	—	—	14,340,719
United States	277,439,161	—	—	277,439,161
Rights	—	7,139	—	7,139
Short-Term Investments	—	23,028,000	—	23,028,000

Total	$347,940,454	$23,035,139	$1,568,678	$372,544,271

	Valuation Inputs

Accelerating Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$2,063,407	$—	$—	$2,063,407
Rights	—	36	—	36
Short-Term Investments	—	142,000	—	142,000

Total	$2,063,407	$142,036	$—	$2,205,443

	Valuation Inputs

Financial Services Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Capital Markets	$850,011	$—	$—	$850,011
Commercial Banks	3,742,460	104,640	—	3,847,100
Consumer Finance	198,688	—	—	198,688
Diversified Financial Services	942,118	—	—	942,118
Household Durables	165,713	—	—	165,713
Industrial Conglomerates	145,250	—	—	145,250
Real Estate Investment Trusts (REITs)	189,200	—	—	189,200
Thrifts & Mortgage Finance	750,502	—	—	750,502
Preferred Stocks	36,795	—	—	36,795
Investment Companies	377,312	—	—	377,312
Short-Term Investments	—	1,171,000	—	1,171,000

Total	$7,398,049	$1,275,640	$—	$8,673,689

	Valuation Inputs

Innovators Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$9,748,913	$—	$—	$9,748,913
Short-Term Investments	—	1,918,000	—	1,918,000

Total	$9,748,913	$1,918,000	$—	$11,666,913

	Valuation Inputs

Transformations Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$6,157,151	$—	$—	$6,157,151
Short-Term Investments	—	608,000	—	608,000

Total	$6,157,151	$608,000	$—	$6,765,151

Alpine Series Trust

	Valuation Inputs

Foundation Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$46,037,428	$—	$—	$46,037,428
Bonds	—	14,680,934	—	14,680,934
Short-Term Investments	—	4,060,000	—	4,060,000

Total	$46,037,428	$18,740,934	$—	$64,778,362

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended July 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Dynamic Dividend Fund	Financial Services Fund

Balance as of October 31, 2011	$—	$251
Accrued discounts / premiums	—	—
Realized gain (loss)	(265,954)	(144,034)
Change in unrealized appreciation (depreciation)	(1,497,613)	149,024
Purchases	—	—
Sales	(154,436)	(5,241)
Transfers in to Level 3*	3,486,681	—
Transfers out of Level 3	—	—

Balance as of July 31, 2012	$1,568,678	$—

Change in net unrealized depreciation on level 3 holdings held at period end	$(1,664,698)	$—

* The transfer into level 3 pertains to Daqing Dairy. The company’s auditor resigned on March 21, 2012 and the company’s shares have not traded since that time. Prior to the suspension of trading, the shares had declined by approximately 12%. The majority of the decline in value during the period is attributable to a 40% discount taken due to the Fund’s concerns about the company’s disclosures and issues raised by the Daqing’s former auditors. The value at July 31, 2012 includes significant unobservable inputs. Due to the uncertainty described above, the realization of the value of the position may be substantially different than the reported value. Furthermore, the value of the position may change substantially in the future as the Fund considers additional information as it becomes available.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments, as of July 31, 2012:

Alpine Dynamic Dividend Fund

Asset	Fair Value at 7/31/12	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stocks	1,568,678	Last traded price	Liquidity Discount	10% to 20%	14.35%	Fair Value would Decrease

			Significant Event Discount	30.80%	30.80%	Fair Value would Decrease

The significant unobservable input used in the fair value measurement of common stocks is the liquidity discounts. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Alpine Series Trust

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds did not hold forward currency contracts as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Dynamic Dividend Fund

Cost of investments	$351,579,709
Gross unrealized appreciation	43,406,170
Gross unrealized depreciation	(22,441,608)

Net unrealized appreciation	$20,964,562

Accelerating Dividend Fund

Cost of investments	$2,033,796
Gross unrealized appreciation	247,228
Gross unrealized depreciation	(75,581)

Net unrealized appreciation	$171,647

Financial Services Fund

Cost of investments	$11,188,522
Gross unrealized appreciation	762,081
Gross unrealized depreciation	(3,276,914)

Net unrealized depreciation	$(2,514,833)

Innovators Fund

Cost of investments	$9,118,965
Gross unrealized appreciation	3,310,765
Gross unrealized depreciation	(762,817)

Net unrealized appreciation	$2,547,948

Transformations Fund

Cost of investments	$6,050,128
Gross unrealized appreciation	1,394,809
Gross unrealized depreciation	(679,786)

Net unrealized appreciation	$715,023

Foundation Fund

Cost of investments	$57,993,404
Gross unrealized appreciation	13,142,221
Gross unrealized depreciation	(6,357,263)

Net unrealized appreciation	$6,784,958

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A.Lieber, President

Date	September 28, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 28, 2012

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 28, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.